Borrowings - SYNNEX Canada Revolving Line of Credit - Additional Information (Details) - SYNNEX Canada - Line of Credit $ in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 USD ($)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 38,432	$ 50,000
Credit facility, outstanding borrowings	$ 0		$ 0
Minimum | Base Rate
Debt Instrument [Line Items]
Interest rate	0.50%
Maximum | Base Rate
Debt Instrument [Line Items]
Interest rate	2.25%